Jan. 28, 2016

BLACKROCK FUNDS II
BlackRock Core Bond Portfolio
(the "Fund")
Class K Shares

Supplement dated October 14, 2016
to the Prospectus dated January 28, 2016, as amended June 17, 2016

Effective as of October 14, 2016, BlackRock Advisors, LLC ("BlackRock") has agreed to adjust the cap on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund's annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund's Class K Shares. Accordingly, the Fund's Prospectus is amended as follows:

The section of the Fund's Prospectus entitled "Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.34%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses[1,2]	0.45%
Fee Waivers and/or Expense Reimbursements[3]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.38%

[1]	Management Fee has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Management Fee to reflect current fees.
[3]	As described in the “Management of the Funds” section beginning on page 41, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.38% of average daily net assets through January 31, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$39	$137	$245	$560

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 863% of the average value of its portfolio.